UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                2/14/2012
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            83
                                         ------------
Form 13F Information Table Value Total:       542,242
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  ---------------    --------- --------- -------  --- ---- ------- -------- ----------------
AGIC Equity & Conv Income FD  COM	        00119P102    4553    273593   SH       SOLE     NONE     273593
ALEXCO RESOURCE CORP 	      COM               01535P106      55     15500   SH       SOLE     NONE      15500
ALLIANCEBERNSTEIN INCOME FD   COM	        01881E101   34802   4296564   SH       SOLE     NONE    4296564
ALPS ETF TR 	              ALERIAN MLP	00162Q866   13317    834930   SH       SOLE     NONE     834930
BANK OF AMERICA CORP          COM	        060505104     212     18226   SH       SOLE     NONE      18226
BLACKROCK ENH CAP & INC FD    COM	        09256A109    3305    266095   SH       SOLE     NONE     266095
BLACKROCK ENHANCED EQT DIVID  COM	        09251A104   17209   2396759   SH       SOLE     NONE    2396759
BLACKROCK GLOBAL OP EQTY TR   COM	        092501105    9057    686138   SH       SOLE     NONE     686138
BLACKROCK INTL GROWTH & INC   COM BENE INTER	092524107     670     91148   SH       SOLE     NONE      91148
BLACKROCK CREDIT ALL INC TR   COM	        092508100   39727   2893474   SH       SOLE     NONE    2893474
CALAMOS CONV & HIGH INCOME    COM SHS	        12811P108     243     20000   SH       SOLE     NONE      20000
CFS BANCORP INC	              COM	        12525D102     129     20510   SH       SOLE     NONE      20510
CHEVRON CORP NEW	      COM	        166764100     433      4000   SH       SOLE     NONE       4000
CITIGROUP INC	              COM NEW	        172967424     317      8024   SH       SOLE     NONE       8024
CLOUGH GLOBAL OPPS FD	      SH BEN INT	18914E106    1795    152885   SH       SOLE     NONE     152885
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109     189     10095   SH       SOLE     NONE      10095
EATON VANCE ENHANCED EQ INC   COM	        278274105     662     62090   SH       SOLE     NONE      62090
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   26004   2493224   SH       SOLE     NONE    2493224
EATON VANCE SH TM DR DIVR IN  COM	        27828V104     634     36634   SH       SOLE     NONE      36634
EATON VANCE TX MGD DIV EQ IN  COM	        27828N102   35385   3776454   SH       SOLE     NONE    3776454
EATON VANCE TX MNG BY WRT OP  COM	        27828Y108   17928   1434256   SH       SOLE     NONE    1434256
EATON VANCE TXMGD GL BUYWR    COM	        27829C105     516     48260   SH       SOLE     NONE      48260
EATON VANCE TAX MNGD GBL DV   COM	        27829F108   15904   1805187   SH       SOLE     NONE    1805187
ELLSWORTH FUND LTD	      COM	        289074106    2248    314816   SH       SOLE     NONE     314816
GDL FUND 	              COM SH BEN IT	361570104     314     27485   SH       SOLE     NONE      27485
GENERAL ELECTRIC CO	      COM	        369604103     201      9559   SH       SOLE     NONE      10059
GUGGENHEIM ENHANCED EQUITY    COM               40167K100    4335    260177   SH       SOLE     NONE     260177
GULF RESOURCES INC	      COM PAR $0.0005	40251W309      18     15400   SH       SOLE     NONE      15400
INTEL CORP	              COM	        458140100     481     23308   SH       SOLE     NONE      23308
INTERVEST BANCSHARES CORP     COM	        460927106      82     21100   SH       SOLE     NONE      21100
ISHARES TR	              BARCLYS 7-10 YR	464287440    7986     74299   SH       SOLE     NONE      74299
ISHARES TR	              IBOXX INV CPBD	464287242     407      3368   SH       SOLE     NONE       3368
ISHARES TR	              MSCI GLB GOLD	464286335    6834    354238   SH       SOLE     NONE     354238
ISHARES TR	              MSCI JAPAN	464286848     190     19484   SH       SOLE     NONE      19484
ISHARES TR	              BARCLYS SH TREA	464288679    4238     38439   SH       SOLE     NONE      38439
ISHARES TR	              S&P 100 IDX FD	464287101   44781    692234   SH       SOLE     NONE     692234
JOHNSON & JOHNSON	      COM	        478160104     359      5120   SH       SOLE     NONE       5120
JPMORGAN CHASE & CO	      COM	        46625H100     242      5500   SH       SOLE     NONE       5500
LIBERTY ALL STAR EQUITY FD    SH BEN INT	530158104   20214   4237676   SH       SOLE     NONE    4237676
LIBERTY ALL-STAR GROWTH FD    COM	        529900102     302     74409   SH       SOLE     NONE      74409
LOEWS CORP	              COM	        540424108     701     17200   SH       SOLE     NONE      17200
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101    2259    118450   SH       SOLE     NONE     118450
MARKET VECTORS ETF TR	      GOLD MINER ETF	57060U100     308      6650   SH       SOLE     NONE       6650
MERCK & CO INC NEW 	      COM	        58933Y105     266      6500   SH       SOLE     NONE       6500
MFS CHARTER INCOME TR	      SH BEN INT	552727109     198     19564   SH       SOLE     NONE      19564
MFS MULTIMARKET INCOME TR     SH BEN INT	552737108    7436   1021456   SH       SOLE     NONE    1021456
MICROSOFT CORP	              COM	        594918104     401     15000   SH       SOLE     NONE      15000
MORGAN STANLEY ASIA PAC FD    COM	        61744U106     386     25778   SH       SOLE     NONE      25778
NEW GERMANY FD INC	      COM	        644465106     245     15710   SH       SOLE     NONE      15710
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109    2359    151204   SH       SOLE     NONE     151204
NUVEEN EQUITY PREM ADV FD     COM	        6706ET107    3399    285630   SH       SOLE     NONE     285630
NUVEEN EQUITY PREM & GROWTH   COM	        6706EW100    3208    248101   SH       SOLE     NONE     248101
NUVEEN EQTY PRM OPPORTUNITYF  COM	        6706EM102    6072    503062   SH       SOLE     NONE     503062
NUVEEN EQUITY PREM INCOME FD  COM	        6706ER101    5202    439757   SH       SOLE     NONE     439757
NUVEEN DIVER CURRENCY OPPOR   COM	        67090N109     261     20265   SH       SOLE     NONE      20265
NUVEEN PFD & CONV INCOME FD 2 COM SHS		67073D102   20444   2118527   SH       SOLE     NONE    2118527
NUVEEN PFD INCOME OPPRTNY FD  COM	        67073B106     143     14725   SH       SOLE     NONE      14725
OMNIAMERICAN BANCORP INC      COM	        68216R107     526     22750   SH       SOLE     NONE      14725
PFIZER INC	              COM	        717081103     322     12850   SH       SOLE     NONE      12850
POLONIA BACORP INC MD	      COM	        73158Q109     470     58366   SH       SOLE     NONE      58366
POWERSHARES ETF TRUST II      SENIOR LN PORT	73936Q769   13875    555425   SH       SOLE     NONE     555425
PROSHARES TR	              PSHS ULSHT SP500	74347B300    4226     78103   SH       SOLE     NONE      78103
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103     531     41000   SH       SOLE     NONE      41000
ROYCE VALUE TR INC	      COM	        780910105   26318   1961093   SH       SOLE     NONE    1961093
SELECT SECTOR SPDR TR	      SBI INT-UTILS	81369Y886     349     10000   SH       SOLE     NONE      10000
SONDE RES CORP	              COM	        835426107      30     18100   SH       SOLE     NONE      18100
SPDR INDEX SHS FDS	      EURO STOXX 50	78463X202     252      7280   SH       SOLE     NONE       7280
SPDR SERIES TRUST	      BRCLYS 1-3MT ETF	78464A680    1007     21978   SH       SOLE     NONE      21978
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   19466   1296864   SH       SOLE     NONE    1296864
SUPERVALU INC	              COM	        868536103      32     13000   SH       SOLE     NONE      13000
SELECT SECTOR SPDR TR	      TECHNOLOGY	81369Y803     251      8714   SH       SOLE     NONE       8714
TRI CONTL CORP	              COM	        895436103   25010   1558276   SH       SOLE     NONE    1558276
VANGUARD WORLD FDS	      ENERGY ETF	92204A306     211      2064   SH       SOLE     NONE       2064
VANGUARD WORLD FDS	      INF TECH ETF	92204A702    6875     99481   SH       SOLE     NONE      99481
VANGUARD SCOTTSDALE FDS	      INT-TERM CORP	92206C870     999     11400   SH       SOLE     NONE      11400
VANGUARD INTL EQUITY INDEX    MSCI EMR MKT ETF	922042858     216      4841   SH       SOLE     NONE       4841
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   24785    294949   SH       SOLE     NONE     294949
VANGUARD INDEX FDS	      TOTAL STK MKT	922908769    8414    114823   SH       SOLE     NONE     114823
VERIZON COMMUNICATIONS INC    COM	        92343V104     238      5500   SH       SOLE     NONE       5500
VIRTUS TOTAL RETURN FD	      COM	        92829A103     391    101012   SH       SOLE     NONE     101012
WESTERN ASSET INFL MGMT FD    COM	        95766U107    5980    318274   SH       SOLE     NONE     318274
ZWEIG FD	              COM NEW	        989834205   10619    873311   SH       SOLE     NONE     873311
ZWEIG TOTAL RETURN FD INC     COM NEW	        989837208   21283   1728922   SH       SOLE     NONE    1728922